Organization and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Organization and Summary of Significant Accounting Policies [Abstract]
Organization and Summary of Significant Accounting Policies

1. Organization and Summary of Significant Accounting Policies

Business Overview and Concentrations

Penske Automotive Group, Inc. through its subsidiaries (the “Company”) is engaged in the sale of new and used motor vehicles and related products and services, including vehicle service, collision repair, and placement of finance and lease contracts, third-party insurance products and other aftermarket products. The Company operates dealerships under franchise agreements with a number of automotive manufacturers and distributors. In accordance with individual franchise agreements, each dealership is subject to certain rights and restrictions typical of the industry. The ability of the manufacturers to influence the operations of the dealerships, or the loss of a significant number of franchise agreements, could have a material impact on the Company’s results of operations, financial position and cash flows. For the year ended December 31, 2011, BMW/MINI franchises accounted for 24% of the Company’s total revenues, Audi/Volkswagen/Bentley accounted for 15%, Toyota/Lexus/Scion franchises accounted for 15%, Honda/Acura franchises accounted for 13%, and Mercedes-Benz/Sprinter/smart accounted for 10%. No other manufacturers’ franchises accounted for more than 10% of our total revenue. At December 31, 2011 and 2010, the Company had receivables from manufacturers of $109,601 and $97,477, respectively. In addition, a large portion of the Company’s contracts in transit, which are included in accounts receivable, are due from manufacturers’ captive finance subsidiaries. Finally, the Company holds a 9.0% limited partnership interest in Penske Truck Leasing Co., L.P. (“PTL”), a leading global transportation services provider.

In 2011, smart USA Distributor, LLC, our wholly owned subsidiary, completed the sale of certain assets and the transfer of certain liabilities relating to the distribution rights, management, sales and marketing activities of smart USA to Daimler Vehicle Innovations LLC, a wholly owned subsidiary of Mercedes-Benz USA. The final aggregate cash purchase price for the assets was $44,611. As a result, smart USA has been treated as a discontinued operation for all periods presented in the accompanying financial statements.

Basis of Presentation

Results for the year ended December 31, 2011 include an $11,046 net income tax benefit reflecting a positive adjustment from the resolution of certain tax items in the U.K. of $17,008 partially offset by a reduction of U.K. deferred tax assets of $5,962. Results for the year ended December 31, 2010 include a $1,634 pre-tax gain relating to the repurchase of $155,658 aggregate principal amount of the Company’s 3.5% senior subordinated convertible notes due 2026 (the “Convertible Notes”). Results for the year ended December 31, 2009 include a $10,429 pre-tax gain relating to the repurchase of $68,740 aggregate principal amount of the Convertible Notes.

The consolidated financial statements include all majority-owned subsidiaries. Investments in affiliated companies, representing an ownership interest in the voting stock of the affiliate of between 20% and 50% or an investment in a limited partnership or a limited liability corporation for which the Company’s investment is more than minor, are stated at the cost of acquisition plus the Company’s equity in undistributed net earnings since acquisition. All intercompany accounts and transactions have been eliminated in consolidation. The Company evaluated subsequent events through August 14, 2012, the date the consolidated financial statements were filed with the SEC.

The consolidated financial statements have been adjusted for entities that have been treated as discontinued operations through June 30, 2012 in accordance with generally accepted accounting principles.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The accounts requiring the use of significant estimates include accounts receivable, inventories, income taxes, intangible assets and certain reserves.

Cash and Cash Equivalents

Cash and cash equivalents include all highly-liquid investments that have an original maturity of three months or less at the date of purchase.

Contracts in Transit

Contracts in transit represent receivables from unaffiliated finance companies relating to the sale of customers’ installment sales and lease contracts arising in connection with the sale of a vehicle by us. Contracts in transit, included in accounts receivable, net in the Company’s consolidated balance sheets, amounted to $185,642 and $140,009 as of December 31, 2011 and 2010, respectively.

Inventory Valuation

Inventories are stated at the lower of cost or market. Cost for new and used vehicle inventories is determined using the specific identification method. Cost for parts and accessories are based on factory list prices.

Property and Equipment

Property and equipment are recorded at cost and depreciated over estimated useful lives using the straight-line method. Useful lives for purposes of computing depreciation for assets, other than leasehold improvements, range between 3 and 15 years. Leasehold improvements and equipment under capital lease are depreciated over the shorter of the term of the lease or the estimated useful life of the asset, not to exceed 40 years. The Company changed the useful lives of certain fixed assets during the first quarter of 2010 as part of a review of assumptions related to the expected utilization of those assets by the Company. The Company accounted for the change in useful lives as a change in estimate prospectively effective January 1, 2010, which resulted in a reduction of depreciation expense of $5,638 for the year ended December 31, 2010.

Expenditures relating to recurring repair and maintenance are expensed as incurred. Expenditures that increase the useful life or substantially increase the serviceability of an existing asset are capitalized. When equipment is sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the balance sheet, with any resulting gain or loss being reflected in income.

Income Taxes

Tax regulations may require items to be included in the Company’s tax return at different times than those items are reflected in its financial statements. Some of the differences are permanent, such as expenses that are not deductible on the Company’s tax return, and some are temporary differences, such as the timing of depreciation expense. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that will be used as a tax deduction or credit in the Company’s tax return in future years which we have already recorded in the Company’s financial statements. Deferred tax liabilities generally represent deductions taken on its tax return that have not yet been recognized as an expense in its financial statements. We establish valuation allowances for the Company’s deferred tax assets if the amount of expected future taxable income is not more likely than not to allow for the use of the deduction or credit.

Intangible Assets

The Company’s principal intangible assets relate to its franchise agreements with vehicle manufacturers and distributors, which represent the estimated value of franchises acquired in business combinations, and goodwill, which represents the excess of cost over the fair value of tangible and identified intangible assets acquired in business combinations. The Company believes the franchise values of its dealerships have an indefinite useful life based on the following:

•	Automotive retailing is a mature industry and is based on franchise agreements with the vehicle manufacturers and distributors;

•	There are no known changes or events that would alter the automotive retailing franchise environment;

•	Certain franchise agreement terms are indefinite;

•	Franchise agreements that have limited terms have historically been renewed by us without substantial cost; and

•	The Company’s history shows that manufacturers and distributors have not terminated our franchise agreements.

Impairment Testing

Franchise value impairment is assessed as of October 1 every year and upon the occurrence of an indicator of impairment through a comparison of its carrying amount and estimated fair value. An indicator of impairment exists if the carrying value of a franchise exceeds its estimated fair value and an impairment loss may be recognized up to that excess. The fair value of franchise value is determined using a discounted cash flow approach, which includes assumptions that include revenue and profitability growth, franchise profit margins, and the Company’s cost of capital. The Company also evaluates its franchise agreements in connection with the annual impairment testing to determine whether events and circumstances continue to support its assessment that the franchise agreements have an indefinite life.

Goodwill impairment is assessed at the reporting unit level as of October 1 every year and upon the occurrence of an indicator of impairment. The Company has determined that the dealerships in each of its operating segments within the Retail reportable segment are components that are aggregated into four geographical reporting units for the purpose of goodwill impairment testing, as they (A) have similar economic characteristics (all are automotive dealerships having similar margins), (B) offer similar products and services (all sell new and used vehicles, service, parts and third-party finance and insurance products), (C) have similar target markets and customers (generally individuals) and (D) have similar distribution and marketing practices (all distribute products and services through dealership facilities that market to customers in similar fashions). There is no goodwill recorded in the PAG Investments reportable segment. The annual test for impairment begins with a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying value. If the carrying value is determined to more likely than not exceed its estimated fair value, a two-step impairment testing method would be applied. In the two-step method, the fair value of goodwill is determined using a discounted cash flow approach, which includes assumptions about revenue and profitability growth, franchise profit margins, residual values and the Company’s cost of capital. If an indication of goodwill impairment exists, an analysis reflecting the allocation of the estimated fair value of the reporting unit to all assets and liabilities, including previously unrecognized intangible assets, is performed. The impairment is measured by comparing the implied fair value of the reporting unit goodwill with its carrying amount and an impairment loss may be recognized up to any excess of the carrying value over the implied fair value.

Investments

We account for each of the Company’s investments under the equity method, pursuant to which the Company records its proportionate share of the investee’s income each period. The net book value of the Company’s investments was $298,640 and $288,406 as of December 31, 2011 and 2010, respectively. Investments for which there is not a liquid, actively traded market are reviewed periodically by management for indicators of impairment. If an indicator of impairment is identified, management estimates the fair value of the investment using a discounted cash flow approach, which includes assumptions relating to revenue and profitability growth, profit margins, residual values and the Company’s cost of capital. Declines in investment values that are deemed to be other than temporary may result in an impairment charge reducing the investments’ carrying value to fair value.

Foreign Currency Translation

For all of the Company’s foreign operations, the functional currency is the local currency. The revenue and expense accounts of the Company’s foreign operations are translated into U.S. dollars using the average exchange rates that prevailed during the period. Assets and liabilities of foreign operations are translated into U.S. dollars using period end exchange rates. Cumulative translation adjustments relating to foreign functional currency assets and liabilities are recorded in accumulated other comprehensive income (loss), a separate component of equity.

Fair Value of Financial Instruments

Financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, debt, floor plan notes payable, and interest rate swaps used to hedge future cash flows. Other than our subordinated notes, the carrying amount of all significant financial instruments approximates fair value due either to length of maturity, the existence of variable interest rates that approximate prevailing market rates, or as a result of mark to market accounting. A summary of the fair value of the subordinated notes, based on quoted, level one market data, follows:

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
7.75% senior subordinated notes due 2016	$375,000	$385,313	$375,000	$380,063
3.5% senior subordinated convertible notes due 2026	63,324	61,029	148,884	150,602

Revenue Recognition

Vehicle, Parts and Service Sales

The Company records revenue when vehicles are delivered and title has passed to the customer, when vehicle service or repair work is completed and when parts are delivered to our customers. Sales promotions that we offer to customers are accounted for as a reduction of revenues at the time of sale. Rebates and other incentives offered directly to us by manufacturers are recognized as a reduction of cost of sales. Reimbursements of qualified advertising expenses are treated as a reduction of selling, general and administrative expenses. The amounts received under certain manufacturer rebate and incentive programs are based on the attainment of program objectives, and such earnings are recognized either upon the sale of the vehicle for which the award was received, or upon attainment of the particular program goals if not associated with individual vehicles.

Finance and Insurance Sales

Subsequent to the sale of a vehicle to a customer, the Company sells its installment sale contracts to various financial institutions on a non-recourse basis (with specified exceptions) to mitigate the risk of default. The Company receives a commission from the lender equal to either the difference between the interest rate charged to the customer and the interest rate set by the financing institution or a flat fee. The Company also receives commissions for facilitating the sale of various third-party insurance products to customers, including credit and life insurance policies and extended service contracts. These commissions are recorded as revenue at the time the customer enters into the contract. In the case of finance contracts, a customer may prepay or fail to pay their contract, thereby terminating the contract. Customers may also terminate extended service contracts and other insurance products, which are fully paid at purchase, and become eligible for refunds of unused premiums. In these circumstances, a portion of the commissions the Company received may be charged back based on the terms of the contracts. The revenue the Company records relating to these transactions is net of an estimate of the amount of chargebacks the Company will be required to pay. The Company’s estimate is based upon the Company’s historical experience with similar contracts, including the impact of refinance and default rates on retail finance contracts and cancellation rates on extended service contracts and other insurance products. Aggregate reserves relating to chargeback activity were $21,037 and $19,317 as of December 31, 2011 and 2010, respectively.

Defined Contribution Plans

The Company sponsors a number of defined contribution plans covering a significant majority of the Company’s employees. Company contributions to such plans are discretionary and are based on the level of compensation and contributions by plan participants. The Company suspended its 2009 matching contributions to its U.S. 401(K) plan but reinstated the matching contributions relating to employees’ 2010 contributions. The Company incurred expense of $11,847, $9,426, and $5,932 relating to such plans during the years ended December 31, 2011, 2010, and 2009, respectively.

Advertising

Advertising costs are expensed as incurred or when such advertising takes place. The Company incurred net advertising costs of $73,041, $67,712, and $57,407 during the years ended December 31, 2011, 2010, and 2009, respectively. Qualified advertising expenditures reimbursed by manufacturers, which are treated as a reduction of advertising expense, were $10,455, $8,943, and $5,329 during the years ended December 31, 2011, 2010, and 2009, respectively.

Self Insurance

The Company retains risk relating to certain of our general liability insurance, workers’ compensation insurance, auto physical damage insurance, property insurance, employment practices liability insurance, directors and officers insurance, and employee medical benefits in the U.S. As a result, the Company is likely to be responsible for a significant portion of the claims and losses incurred under these programs. The amount of risk the Company retains varies by program, and, for certain exposures, the Company has pre-determined maximum loss limits for certain individual claims and/or insurance periods. Losses, if any, above such pre-determined loss limits are paid by third-party insurance carriers. The Company’s estimate of future losses is prepared by management using the Company’s historical loss experience and industry-based development factors. Aggregate reserves relating to retained risk were $25,884 and $22,778 as of December 31, 2011 and 2010, respectively. Changes in the reserve estimate during 2011 relate primarily to current year activity in the Company’s general liability and workers compensation programs.

Earnings Per Share

Basic earnings per share is computed using net income attributable to Penske Automotive Group common stockholders and the number of weighted average shares of voting common stock outstanding, including outstanding unvested restricted stock awards which contain rights to non-forfeitable dividends. Diluted earnings per share is computed using net income attributable to Penske Automotive Group common stockholders and the number of weighted average shares of voting common stock outstanding, adjusted for the dilutive effect of stock options. A reconciliation of the number of shares used in the calculation of basic and diluted earnings per share for the years ended December 31, 2011, 2010, and 2009 follows:

	Year Ended December 31,
	2011	2010	2009
Weighted average number of common shares outstanding	91,154	92,018	91,557
Effect of non-participatory equity compensation	120	73	96

Weighted average number of common shares outstanding, including effect of dilutive securities	91,274	92,091	91,653

There were no anti-dilutive stock options outstanding during the years ended December 31, 2011, 2010 or 2009. In addition, the Company has senior subordinated convertible notes outstanding which, under certain circumstances discussed in Note 9, may be converted to voting common stock. As of December 31, 2011, 2010, and 2009, no shares related to the senior subordinated convertible notes were included in the calculation of diluted earnings per share because the effect of such securities was anti-dilutive.

Hedging

Generally accepted accounting principles relating to derivative instruments and hedging activities require all derivatives, whether designated in hedging relationships or not, to be recorded on the balance sheet at fair value. These accounting principles also define requirements for designation and documentation of hedging relationships, as well as ongoing effectiveness assessments, which must be met in order to qualify for hedge accounting. For a derivative that does not qualify as a hedge, changes in fair value are recorded in earnings immediately. If the derivative is designated in a fair-value hedge, the changes in the fair value of the derivative and the hedged item are recorded in earnings. If the derivative is designated in a cash-flow hedge, effective changes in the fair value of the derivative are recorded in accumulated other comprehensive income (loss), a separate component of equity, and recorded in the income statement only when the hedged item affects earnings. Changes in the fair value of the derivative attributable to hedge ineffectiveness are recorded in earnings immediately.

Stock-Based Compensation

Generally accepted accounting principles relating to share-based payments require the Company to record compensation expense for all awards based on their grant-date fair value. The Company’s share-based payments have generally been in the form of “non-vested shares,” the fair value of which are measured as if they were vested and issued on the grant date.

New Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-05, Presentation of Comprehensive Income, which requires the presentation of components of other comprehensive income with the components of net income in either a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company retrospectively applied this guidance for all periods presented within this Form 8-K, with no material impact on its consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, amending the guidance on goodwill impairment testing. This update permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. This is intended to reduce the cost and complexity of the annual impairment test and is considered a preliminary step in determining whether it is necessary to calculate a fair value for a reporting unit. The Company elected to early adopt the provisions of this update by preparing a qualitative assessment for the period ending December 31, 2011. The adoption of this update had no impact on the Company’s consolidated financial position or results of operations.